BUSINESS COMBINATION AGREEMENT (Details Narrative) - Business Combination Agreement [Member]	Mar. 06, 2026 shares
Business Combination [Line Items]
Equity interest, share issued, number of shares	3,600,000
Business combination, consideration transferred, equity interest, description	(i) 1,800,000 Earnout Shares will be issued if (1) Goodvision achieves net revenue for the fiscal year ended September 30, 2026 in excess of $19.9 million, and (2) the daily VWAP of the SPAC Shares is greater than or equal to $12.00 per share for any 20 trading days within any 30 consecutive trading day period commencing after the six month anniversary of the Closing and ending before the sixtieth day after the combined company files its annual report for the fiscal year ended September 30, 2027, and (ii) 1,800,000 Earnout Shares will be issued if (1) Goodvision achieves net revenue for the fiscal year ended September 30, 2027 in excess of $106.0 million, and (2) the daily VWAP of the SPAC Shares is greater than or equal to $15.00 per share for any 20 trading days within any 30 consecutive trading day period commencing after the six month anniversary of the Closing and ending before the sixtieth day after the combined company files its annual report for such fiscal year.
Common Stock [Member]
Business Combination [Line Items]
Equity interest, share issued, number of shares	18,000,000